Goodwill - Summary of goodwill (Parenthetical) (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Business combination, acquired amount	$ 2,900	¥ 12,000